Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Schedule of Stockholders Equity

The following tables present the change in total shareholders’ equity for the six months ended June 30, 2015 and 2014, respectively.

	Total Axalta	Noncontrolling Interests	Total
Balance January 1, 2015	$1,044.7	$67.3	$1,112.0
Net income	20.0	2.4	22.4
Other comprehensive (loss), net of tax	(86.8)	(0.2)	(87.0)
Exercise of stock options	50.4	—	50.4
Recognition of stock-based compensation	14.2	—	14.2
Noncontrolling interests of acquired subsidiaries	—	4.3	4.3
Dividends declared to noncontrolling interests	—	(4.1)	(4.1)

Balance June 30, 2015	$1,042.5	$69.7	$1,112.2

	Total Axalta	Noncontrolling Interests	Total
Balance January 1, 2014	$1,142.9	$68.9	$1,211.8
Net income	49.5	2.6	52.1
Other comprehensive (loss), net of tax	(8.3)	(1.1)	(9.4)
Recognition of stock-based compensation	3.8	—	3.8
Dividends declared to noncontrolling interests	—	(1.6)	(1.6)

Balance June 30, 2014	$1,187.9	$68.8	$1,256.7